March 10, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:     Merrill Lynch Variable Life Separate Account II, SEC File No. 811-06227

➢	Merrill Lynch Prime Plan I-IV, Directed — Registration No. 33-43057
➢	Merrill Lynch Prime Plan V – Registration No. 33-43058
➢	Merrill Lynch Prime Plan VI – Registration No. 33-43059
➢	Merrill Lynch Prime Plan 7 – Registration No. 33-43060
➢	Merrill Lynch Directed Life 2 – Registration No. 333-43055
                          Rule 30b2-1 Filing

Dear Commissioners:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Life Investors Insurance Company of America (the “Company”) on behalf of the Registrant, recently sent (or will send) to its policyholders the annual reports dated December 31, 2008, for the underlying management investment companies listed below (the “Funds”). This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act:

          ANNUAL REPORT FILINGS:

          BlackRock Series Fund, Inc., SEC File No. 811-03091
          BlackRock Variable Series Funds, Inc., SEC File No.: 811-03290
          AIM Variable Insurance Funds, SEC File No.: 811-07452

          AllianceBernstein Variable Products Series Fund, Inc., SEC File No.: 811-05398
          MFS Variable Insurance Trust, SEC File No.: 811-08326
          MLIG Variable Insurance Trust, SEC File No.: 811-21038

Some of the funds included in each Fund Company’s annual report filings may not be available under every Policy offered by the Registrant.

The Company understands that the Funds have filed, or will file, their annual reports with the commission under the separate cover, pursuant to Rule 30d-1.

To the extent necessary, these filings are incorporated herein by reference. If you have any questions regarding this filing, please contact me at (727) 299-1830 or Gayle Morden at (727) 299-1747.

Sincerely,

 /s/ Arthur D. Woods

Arthur D. Woods
Vice President & Counsel

cc: Priscilla Hechler
Gayle A. Morden